Expense Example - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2020 Portfolio - VIP Investor Freedom 2020 Portfolio	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 52
3 years	164
5 years	285
10 years	$ 640